FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Current
Marketable securities	$1,285	$995
Restricted cash	436	833
Derivative contracts	149	167
Loans and notes receivable	244	195
Other financial assets (1)	167	385
Total current	$2,281	$2,575
Non-current
Marketable securities	$3,875	$3,535
Restricted cash	279	272
Derivative contracts	87	110
Loans and notes receivable	745	1,002
Other financial assets (1)	1,496	1,302
Total non-current	$6,482	$6,221
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares in the partnership’s business services segment.